SCHEDULE OF INVESTMENTS

Ivy Pictet Targeted Return Bond Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount	Value
EUR versus GBP,
Put $0.86, Expires 2-17-20, OTC (Ctrpty: Goldman Sachs International)	3,020,000	3,020	$55
EUR versus HUF:
Put $319.68, Expires 1-22-20, OTC (Ctrpty: Citibank N.A.)	4,040,000	4,040	—*
Call $334.02, Expires 1-22-20, OTC (Ctrpty: Citibank N.A.)	4,040,000	4,040	11
Call $331.19, Expires 2-26-20, OTC (Ctrpty: Barclays Capital, Inc.)	500,000	500	5
Euro-Bobl 5-Year Bond March Futures,
Call EUR139.00, Expires 2-21-20(A)	105	10,500	1
Euro-OAT 10-Year Bond March Futures,
Call EUR188.00, Expires 2-21-20(A)	200	20,000	2
GBP versus USD:
Put $1.05, Expires 1-9-20, OTC (Ctrpty: Goldman Sachs International)	11,662,000	11,662	—*

Call $1.44, Expires 2-27-20, OTC (Ctrpty: Goldman Sachs International)	11,564,000	11,564	1
Put $1.22, Expires 11-26-20, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	8,880,000	8,880	72
USD versus CHF,
Call $0.99, Expires 1-22-20, OTC (Ctrpty: Citibank N.A.)	6,030,000	6,030	—*
USD versus TRY,
Call $6.31, Expires 3-17-20, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	2,215,000	2,215	27
USD versus ZAR,
Call $15.75, Expires 2-18-20, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	8,870,000	8,870	8

TOTAL PURCHASED OPTIONS – 0.0%			$182
(Cost: $514)

CORPORATE DEBT SECURITIES		Principal

Communication Services

Broadcasting – 0.4%
Discovery Communications LLC (GTD by Discovery, Inc.),
5.300%, 5-15-49		$369	436
Fox Corp.,
5.576%, 1-25-49		372	473
			909

Cable & Satellite – 0.5%
Altice France S.A.,
5.875%, 2-1-27(A)		EUR263	332
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
5.750%, 4-1-48		$450	524

Summer BidCo B.V. (9.000% Cash or 9.750% PIK),
9.000%, 11-15-25(A)(B)	EUR200	239
		1,095

Integrated Telecommunication Services – 0.4%
AT&T, Inc.:
4.250%, 6-1-43(A)	GBP176	271
5.150%, 2-15-50	$558	671
		942
Total Communication Services - 1.3%		2,946

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.2%
PVH Corp.,
3.125%, 12-15-27(A)	EUR340	422

Auto Parts & Equipment – 0.2%
Grupo-Antolin Irausa S.A.,
3.250%, 4-30-24(A)	134	146
IHO Verwaltungs GmbH (4.625% Cash or 4.625% PIK),
3.875%, 5-15-27(A)(B)	300	356
		502

Home Improvement Retail – 0.4%
Lowe’s Co., Inc.,
4.550%, 4-5-49	$619	728

Restaurants – 0.1%
Starbucks Corp.,
4.450%, 8-15-49	246	284

Total Consumer Discretionary - 0.9%		1,936

Consumer Staples

Brewers – 0.2%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
5.800%, 1-23-59	365	497

Drug Retail – 0.3%
CVS Health Corp.,
5.050%, 3-25-48	489	578

Packaged Foods & Meats – 0.2%
Mars, Inc.,
4.200%, 4-1-59(C)	395	450

Total Consumer Staples - 0.7%		1,525

Energy

Integrated Oil & Gas – 1.8%
Korea National Oil Corp.,
2.875%, 3-27-22(C)	731	742
Nexen Energy ULC,
6.400%, 5-15-37	229	314
Pemex Project Funding Master Trust (GTD by Petroleos Mexicanos),
6.625%, 6-15-35	352	361
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
4.750%, 1-14-25(A)	EUR200	258
6.625%, 1-16-34(A)	GBP400	636
Petroleos Mexicanos,
4.875%, 2-21-28(A)	EUR281	338
PT Perusahaan Gas Negara Tbk,
5.125%, 5-16-24	$600	652

Raizen Fuels Finance Ltd.,
5.300%, 1-20-27(C)	589	642

		3,943

Oil & Gas Exploration & Production – 0.3%
Oil and Gas Holding Co.,
7.500%, 10-25-27	600	692

Oil & Gas Storage & Transportation – 1.0%
Energy Transfer Partners L.P.,
6.000%, 6-15-48	730	849
Kunlun Energy Co. Ltd.,
3.750%, 5-13-25	464	486
TransCanada PipeLines Ltd.,
5.300%, 3-15-77	743	763

		2,098

Total Energy - 3.1%		6,733

Financials

Asset Management & Custody Banks – 0.4%
Charming Light Investments Ltd.,
4.375%, 12-21-27	458	490
China Cinda Finance (2017) I Ltd.,
4.400%, 3-9-27	404	437

		927

Consumer Finance – 0.3%
Intrum AB,
3.000%, 9-15-27(A)(C)	EUR669	738

Diversified Banks – 3.5%
ABANCA Corp. Bancaria S.A.,
6.125%, 1-18-29(A)	400	504
ABN AMRO Bank N.V.,
2.875%, 1-18-28(A)	300	360
Banco Santander S.A.,
6.750%, 7-25-68(A)	500	618
Bankia S.A.,
6.000%, 10-18-68(A)	1,000	1,184
Banque Centrale de Tunisia,
6.375%, 7-15-26(A)	166	184
Barclays plc,
2.000%, 2-7-28(A)	400	456
BNP Paribas S.A.,
3.375%, 1-9-25(C)	$850	882
CaixaBank S.A.:
5.250%, 6-23-68(A)	EUR200	229
6.750%, 9-13-68(A)	400	504
CYBG plc,
8.000%, 6-8-68(A)	GBP200	278
Erste Group Bank AG,
6.500%, 10-15-68(A)	EUR600	782
UniCredit S.p.A.,
5.861%, 6-19-32	$400	417
Unione di Banche Italiane S.p.A.,
4.450%, 9-15-27(A)	EUR805	949
Virgin Money UK plc,
4.000%, 9-25-26(A)	GBP300	415

		7,762

Diversified Capital Markets – 0.2%
Credit Suisse Group AG,
7.250%, 3-12-68	$400	447

Life & Health Insurance – 0.5%
Legal & General Group plc,
5.125%, 11-14-48(A)	GBP300	450
NN Group N.V.,
4.625%, 1-13-48(A)	EUR241	325
Rothesay Life plc,
6.875%, 3-12-68(A)	GBP300	434

		1,209

Property & Casualty Insurance – 0.4%
Chubb INA Holdings, Inc. (GTD by Chubb Ltd.),
2.500%, 3-15-38(A)	EUR243	319
Direct Line Insurance Group plc,
4.750%, 6-7-68(A)	GBP400	501

		820

Specialized Finance – 0.5%
China Great Wall International Holdings III Ltd.,
3.875%, 8-31-27	$679	707
Huarong Finance 2017 Co. Ltd.,
4.250%, 11-7-27	354	368

		1,075

Thrifts & Mortgage Finance – 0.4%
Deutsche Pfandbriefbank AG,
2.875%, 6-28-27(A)	EUR700	804

Total Financials - 6.2%		13,782

Health Care

Health Care Facilities – 0.2%
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.250%, 6-15-49	$391	436

Health Care Supplies – 0.2%
Medtronic Global Holdings SCA,
1.750%, 7-2-49(A)	EUR363	398

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc.,
2.875%, 7-24-37(A)	350	473

Managed Health Care – 0.2%
UnitedHealth Group, Inc.:
3.700%, 8-15-49	$238	255
3.875%, 8-15-59	233	251

		506

Total Health Care - 0.8%		1,813

Industrials

Diversified Support Services – 0.9%
Logicor Financing S.a.r.l.:
2.250%, 5-13-25(A)	EUR1,200	1,440
3.250%, 11-13-28(A)	400	502

		1,942

Industrial Conglomerates – 0.2%
General Electric Co.,
4.125%, 10-9-42	$437	449

Marine Ports & Services – 0.3%
CCCI Treasure Ltd. (GTD by China Communications Construction Co. Ltd.),
3.500%, 12-29-49	834	834

Railroads – 0.3%
CSX Corp.,
4.750%, 11-15-48	510	617

Total Industrials - 1.7%		3,842

Information Technology

IT Consulting & Other Services – 0.5%
Capgemini SE,
1.750%, 7-1-20(A)	EUR400	451
International Business Machines Corp.,
4.250%, 5-15-49	$567	647

		1,098

Technology Hardware, Storage & Peripherals – 0.7%
Hewlett Packard Enterprise Co.:
4.900%, 10-15-25(D)	563	625
6.350%, 10-15-45(D)(E)	642	771
Hewlett Packard Enterprise Co. (3-Month U.S. LIBOR plus 72 bps),
2.763%, 10-5-21(F)	97	97

		1,493

Total Information Technology - 1.2%		2,591

Materials

Aluminum – 0.3%
PT Indonesia Asahan Aluminum Persero Tbk:
6.757%, 11-15-48(C)	200	257
6.757%, 11-15-48	315	406

		663

Copper – 0.1%
KME AG,
6.750%, 2-1-23(A)	EUR200	175

Diversified Chemicals – 0.5%
Chemours Co. (The),
4.000%, 5-15-26(A)	200	202
CNAK (HK) Finbridge Co. Ltd.,
5.125%, 3-14-28	$200	225
Dow Chemical Co. (The),
4.375%, 11-15-42	603	645

		1,072

Fertilizers & Agricultural Chemicals – 0.2%
Israel Chemicals Ltd.,
6.375%, 5-31-38	413	491

Specialty Chemicals – 0.3%
International Flavors & Fragrances, Inc.,
5.000%, 9-26-48	343	388
Westlake Chemical Corp.,
1.625%, 7-17-29(A)	EUR344	385

		773

Total Materials - 1.4%		3,174

Real Estate

Diversified Real Estate Activities – 1.8%
Blackstone Property Partners Europe L.P.,
2.200%, 7-24-25(A)	800	954
CPI Property Group S.A.,
2.125%, 10-4-24(A)(D)	500	584
Inmobiliaria Colonial Socimi S.A.,
2.500%, 11-28-29(A)	200	247
Shimao Property Holdings Ltd.,
6.125%, 2-21-24	$1,142	1,217
Vanke Real Estate (Hong Kong) Co. Ltd.,
3.975%, 11-9-27	335	345
WPC Eurobond B.V.,
1.350%, 4-15-28(A)	EUR535	593

		3,940

Diversified REITs – 0.6%
Aroundtown S.A.,
1.625%, 1-31-28(A)	800	927
Powerlong Real Estate Holdings Ltd.,
5.950%, 7-19-20	$441	442

		1,369

Hotel & Resort REITs – 0.3%
China Aoyuan Property Group Ltd.:
7.500%, 5-10-21	234	240
5.375%, 9-13-22	400	398

		638

Industrial REITs – 0.3%
Prologis Euro Finance LLC (GTD by Prologis L.P.):
0.625%, 9-10-31(A)	EUR340	368
1.500%, 9-10-49(A)	327	331

		699

Office REITs – 0.2%
TLG Immobilien AG,
1.500%, 5-28-26(A)	300	347

Real Estate Development – 2.8%
Agile Group Holdings Ltd.,
6.700%, 3-7-22	$295	305
China Evergrande Group:
8.250%, 3-23-22	255	239
8.750%, 6-28-25	663	570
CIFI Holdings Group Co. Ltd.,
6.550%, 3-28-24	600	615
Country Garden Holdings Co. Ltd.:
8.000%, 1-27-24	800	875
7.250%, 4-8-26	200	218
Logan Property Holdings Co. Ltd.,
6.500%, 7-16-23	302	312
Longfor Properties Co. Ltd.,
4.500%, 1-16-28(E)	706	733
RKPF Overseas 2019 A Ltd.,
7.875%, 2-1-23(E)	500	533
Sunac China Holdings Ltd.,
7.950%, 10-11-23	1,000	1,053
Yuzhou Properties Co. Ltd.,
8.500%, 2-26-24	600	625

		6,078

Real Estate Operating Companies – 0.2%
Grand City Properties S.A.,
1.500%, 2-22-27(A)	EUR400	465

Residential REITs – 0.3%
Heimstaden Bostad AB,
1.750%, 12-7-21(A)(D)	600	692

Retail REITs – 0.6%
MAF Global Securities Ltd.,
5.500%, 9-7-68	$400	408
Unibail-Rodamco SE,
2.250%, 5-14-38(A)	EUR800	1,027

		1,435

Specialized REITs – 0.2%
Digital Stout Holding LLC,
3.750%, 10-17-30(A)	GBP300	442

Total Real Estate - 7.3%		16,105

Utilities

Electric Utilities – 0.1%
Energo-Pro A.S.,
4.500%, 5-4-24(A)	EUR171	194

Gas Utilities – 0.1%
Origin Energy Finance Ltd.,
2.500%, 10-23-20(A)	300	344

Total Utilities - 0.2%		538

TOTAL CORPORATE DEBT SECURITIES – 24.8%		$54,985
(Cost: $51,900)

OTHER GOVERNMENT SECURITIES(G)

Argentina - 0.1%
Republic of Argentina,
35.900%, 6-21-20 (A)(E)	ARS8,819	98

Brazil - 0.8%

Federative Republic of Brazil,
4.625%, 1-13-28	$1,571	1,687

Canada - 10.7%
Canada Government Bond,
1.500%, 9-1-24 (A)	CAD30,786	23,508

Columbia - 0.6%
Republic of Colombia:
4.500%, 3-15-29	$486	539
6.125%, 1-18-41	623	806

		1,345

Dominican Republic - 0.4%
Dominican Republic,
6.000%, 7-19-28	720	800

Egypt - 0.5%
Arab Republic of Egypt:
6.375%, 4-11-31 (A)	EUR524	629
8.500%, 1-31-47 (C)	$277	307
8.700%, 3-1-49	222	248

		1,184

Ecuador - 0.1%
Republic of Ecuador,
8.750%, 6-2-23	300	297

France - 2.1%
France Government Bond,
2.000%, 5-25-48 (A)	EUR3,204	4,617

Germany - 16.4%
Bundesrepublik Deutschland:
0.500%, 2-15-25 (A)	2,779	3,274
0.250%, 2-15-29 (A)	26,036	30,484
0.000%, 8-15-50 (A)(H)	2,500	2,522

		36,280

Ghana - 0.3%
Republic of Ghana,
8.125%, 1-18-26	$600	646

Indonesia - 0.9%
Indonesia Government Bond:
3.700%, 1-8-22 (C)	310	318
8.500%, 10-12-35	200	315
8.375%, 4-15-39 (A)	IDR7,041,000	543
Republic of Indonesia:
1.450%, 9-18-26 (A)	EUR187	217
1.400%, 10-30-31 (A)	219	244
6.625%, 2-17-37	$300	407

		2,044

Italy - 3.4%
Buoni del Tesoro Poliennali:
2.700%, 3-1-47 (A)	EUR4,089	4,937
3.450%, 3-1-48 (A)	1,912	2,608

		7,545

Nigeria - 0.3%
Republic of Nigeria:
7.625%, 11-28-47	$479	467
9.248%, 1-21-49	200	223

		690

Norway - 6.5%
Norway Government Bond:
1.750%, 2-17-27 (A)	NOK69,196	8,031
1.750%, 9-6-29 (A)	54,111	6,270

		14,301

Peru - 0.8%
Republic of Peru:
7.350%, 7-21-25	$309	390
8.750%, 11-21-33	785	1,291

		1,681

Qatar - 0.3%
Qatar Government Bond,
5.103%, 4-23-48	440	565

South Africa - 1.2%
Republic of South Africa:
5.875%, 9-16-25	427	470
5.875%, 6-22-30	980	1,059
9.000%, 1-31-40 (A)	ZAR16,991	1,106

		2,635

Sri Lanka - 0.3%
Republic of Sri Lanka:
6.200%, 5-11-27 (C)	$580	544
7.850%, 3-14-29	200	202

		746

United Arab Emirates - 0.3%
Abu Dhabi Government Bond,
4.125%, 10-11-47	515	598

Uzbekistan - 0.2%
Republic of Uzbekistan,
5.375%, 2-20-29	459	510

TOTAL OTHER GOVERNMENT SECURITIES – 46.2%		$101,777
(Cost: $100,622)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations - 13.6%
U.S. Treasury Bonds,
3.375%, 11-15-48(I)	6,433	7,754
U.S. Treasury Notes:
2.750%, 9-15-21	10,614	10,815
2.875%, 10-31-23(J)	8,777	9,167
2.000%, 2-15-25	2,160	2,189

		29,925

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 13.6%		$29,925
(Cost: $29,072)

SHORT-TERM SECURITIES	Shares

Money Market Funds (L) - 2.2%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.550%(K)	793	793
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	4,119	4,119

		4,912

	Principal

Treasury Bills(M) - 7.2%
Japan Government Treasury Bills,
-0.150%, 3-2-20(A)	JPY1,690,000	15,558
Republic of Argentina Treasury Bills,
24.950%, 10-29-20(A)	ARS28,487	350

		15,908

TOTAL SHORT-TERM SECURITIES – 9.4%		$20,820
(Cost: $20,974)

TOTAL INVESTMENT SECURITIES – 94.0%		$207,689
(Cost: $203,082)

CASH AND OTHER ASSETS, NET OF LIABILITIES (N)(O) – 6.0%	13,151

NET ASSETS – 100.0%	$220,840

Notes to Schedule of Investments

* Not shown due to rounding.

(A)  Principal amounts are denominated in the indicated foreign currency, where applicable (ARS - Argentine Peso, CAD - Canadian Dollar, CHF – Swiss Franc, CNY - Chinese Yuan Renminbi, CZK - Czech Koruna, EUR - Euro, GBP - British Pound, HUF - Hungarian Forint, IDR - Indonesian Rupiah, JPY - Japanese Yen, MXN - Mexican Peso, NOK - Norwegian Krone, NZD - New Zealand Dollar, PLN - Polish Zloty, SEK - Swedish Krona, TRY – Turkish Lira and ZAR - South African Rand).

(B) Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(C)  Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019 the total value of these securities amounted to $4,880 or 2.3% of net assets.

(D)  Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2019.

(E) All or a portion of securities with an aggregate value of $786 are on loan.

(F)  Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.

(G) Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(H) Zero coupon bond.

(I) All or a portion of securities with an aggregate value of $2,748 have been pledged as collateral on open futures contracts.

(J) All or a portion of securities with an aggregate value of $556 are held in collateralized accounts for OTC foreign forward currency contracts collateral.

(K) Investment made with cash collateral received from securities on loan.

(L) Rate shown is the annualized 7-day yield at December 31, 2019.

(M) Rate shown is the yield to maturity at December 31, 2019.

(N)  Cash of $23 has been pledged as collateral on OTC forward foreign currency contracts.

(O)  Cash of $1,276 is held in collateralized accounts for centrally cleared swap agreement collateral.

The following centrally cleared credit default swaps - buy protection(1) were outstanding at December 31, 2019:

Index		(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
CDX.NA.IG, Series 33 Index		(1.000%)	12-20-24	13,200	$(342)	$(247)	$(95)
iTraxx Asia ex-Japan Investment Grade, Series 31 Index		(1.000%)	6-20-24	9,100	(237)	(108)	(129)
iTraxx Europe Crossover, Series 31 Index		(5.000%)	6-20-24	2,000	(262)	(200)	(62)
iTraxx Europe Senior Financials, Series 31 Index		(1.000%)	6-20-24	4,200	(115)	(36)	(79)
iTraxx Europe, Series 32 Index		(1.000%)	12-20-24	4,000	(125)	(101)	(24)

					$(1,081)	$(692)	$(389)

The following over the counter credit default swaps - buy protection(1) were outstanding at December 31, 2019:

Referenced Obligation	Counterparty	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Banco Bilbao Vizcaya Argentaria SA	Barclays Bank plc	(1.000%)	12-20-24	800	$(29)	$(21)	$(8)
BNP Paribas S.A.	Barclays Bank plc	(1.000%)	6-20-24	800	(31)	(22)	(9)
Bouygues S.A.	Barclays Bank plc	(1.000%)	6-20-24	1,000	(43)	(24)	(19)
People’s Republic of China	Barclays Bank plc	(1.000%)	6-20-24	7,200	(231)	(131)	(100)
Commerzbank AG	Morgan Stanley & Co. International plc	(1.000%)	12-20-24	800	(29)	(21)	(8)
Republic of Korea	Morgan Stanley & Co. International plc	(1.000%)	6-20-24	4,600	(163)	(131)	(32)

Societe Generale S.A.	Citibank N.A.	(1.000%)	6-20-24	400	(16)	(10)	(6)

Societe Generale S.A.	Citibank N.A.	(1.000%)	6-20-24	400	(15)	(10)	(5)

					$(557)	$(370)	$(187)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and/or take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

The following forward foreign currency contracts were outstanding at December 31, 2019:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
New Taiwan Dollar	135,093	U.S. Dollar	4,489	2-5-20	Barclays Capital, Inc.	$—		$39
Euro	314	Hungarian Forint	103,465	3-18-20	Barclays Capital, Inc.	—		2
Hungarian Forint	576,000	Euro	1,740	3-18-20	Barclays Capital, Inc.	1		—
Norwegian Krone	90,540	Euro	8,974	3-18-20	Barclays Capital, Inc.	—		202
South African Rand	16,243	U.S. Dollar	1,109	3-18-20	Barclays Capital, Inc.	—		40
U.S. Dollar	2,296	New Zealand Dollar	3,470	3-18-20	Barclays Capital, Inc.	43		—
Chilean Peso	940,000	U.S. Dollar	1,245	2-5-20	Citibank N.A.	—		6
Indonesian Rupiah	16,400,000	U.S. Dollar	1,165	2-5-20	Citibank N.A.	—		17
Philippine Peso	117,500	U.S. Dollar	2,319	2-5-20	Citibank N.A.	3		—
U.S. Dollar	6,746	Brazilian Real	27,060	2-5-20	Citibank N.A.	—		26
U.S. Dollar	2,245	Chilean Peso	1,784,000	2-5-20	Citibank N.A.	129		—
U.S. Dollar	1,735	Indonesian Rupiah	24,540,754	2-5-20	Citibank N.A.	34		—
U.S. Dollar	11,060	Japanese Yen	1,200,000	2-25-20	Citibank N.A.	17		—
Japanese Yen	1,690,000	U.S. Dollar	15,583	3-2-20	Citibank N.A.	—		23
Canadian Dollar	36,650	U.S. Dollar	27,917	3-18-20	Citibank N.A.	—		314
Czech Koruna	61,296	Euro	2,394	3-18-20	Citibank N.A.	—		7
Israeli Shekel	7,762	U.S. Dollar	2,231	3-18-20	Citibank N.A.	—		26
Swedish Krona	20,738	Norwegian Krone	19,800	3-18-20	Citibank N.A.	34		—
Thai Baht	137,190	U.S. Dollar	4,542	3-18-20	Citibank N.A.	—		46
U.S. Dollar	2,260	Australian Dollar	3,280	3-18-20	Citibank N.A.	46		—
U.S. Dollar	4,385	Japanese Yen	477,192	3-18-20	Citibank N.A.	25		—
Canadian Dollar	150	U.S. Dollar	114	3-18-20	Goldman Sachs International	—		1
Euro	70,889	U.S. Dollar	79,503	3-18-20	Goldman Sachs International	—		388
U.S. Dollar	74	Japanese Yen	8,000	3-18-20	Goldman Sachs International	—	*	—
U.S. Dollar	113	New Zealand Dollar	170	3-18-20	Goldman Sachs International	2		—
Japanese Yen	1,200,000	U.S. Dollar	11,072	2-25-20	Morgan Stanley International	—		5
British Pound	5,200	U.S. Dollar	6,970	3-18-20	Morgan Stanley International	67		—
Euro	2,228	Polish Zloty	9,554	3-18-20	Morgan Stanley International	8		—
U.S. Dollar	6,035	Swiss Franc	5,887	3-18-20	Morgan Stanley International	81		—

						$490		$1,142

The following futures contracts were outstanding at December 31, 2019 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
BTP Italian Government Bond	Short	49	3-6-20	4,900	$(7,830)	$(28)
Euro-Bobl 5-Year Bond	Short	105	3-6-20	10,500	(15,739)	43
Euro-OAT France Government 10-Year Bond	Short	200	3-6-20	20,000	(36,516)	304
Euro-Schatz	Long	4	3-6-20	400	502	—*
Australia 10-Year Commonwealth Treasury Bond	Long	68	3-16-20	6,800	6,822	(138)
U.S. 10-Year Treasury Note	Long	10	3-20-20	1,000	1,284	(7)
U.S. 10-Year Ultra Treasury Note	Short	72	3-20-20	7,200	(10,131)	94
United Kingdom Long Gilt	Short	13	3-27-20	1,300	(2,262)	21
U.S. 2-Year Treasury Note	Long	23	3-31-20	4,600	4,957	(2)
U.S. 30-Year Treasury Bond	Short	32	3-31-20	3,200	(4,989)	107

					$(63,902)	$394

The following centrally cleared interest rate swap agreements were outstanding at December 31, 2019:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(A)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Barclays Bank plc	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	6.960%	10/2/2029	MXN17,933	$(66)	$—	$(66)

Citibank N.A.	Receive	3-Month LIBOR	1.673%	3/18/2050	$7,036	448	—	448
Citibank N.A.	Pay	7-Day China Fixing Repo Rates	3.075%	3/18/2025	CNY5,410	11	—	11
Deutsche Bank AG	Pay	3-Month New Zealand Dollar LIBOR	1.320%	9/16/2022	NZD23,962	2	—	2
Deutsche Bank AG	Receive	3-Month New Zealand Dollar LIBOR	1.707%	9/16/2027	7,698	(13)	—	(13)
Goldman Sachs International	Pay	3-Month New Zealand Dollar LIBOR	1.905%	2/15/2020	57,968	42	—	42
Goldman Sachs International	Receive	3-Month New Zealand Dollar LIBOR	2.070%	2/15/2024	6,820	(179)	—	(179)
Goldman Sachs International	Pay	3-Month Stockholm Interbank Offered Rate	0.333%	3/18/2027	SEK1,649	(23)	—	(23)
Goldman Sachs International	Pay	3-Month Stockholm Interbank Offered Rate	0.437%	3/18/2027	5,037	(35)	—	(35)
Goldman Sachs International	Pay	3-Month Stockholm Interbank Offered Rate	0.449%	3/18/2027	3,368	(21)	—	(21)
Goldman Sachs International	Receive	6-Month Budapest Interbank Offered Rate	3.130%	10/15/2022	HUF12,371	(572)	—	(572)
Goldman Sachs International	Receive	6-Month Budapest Interbank Offered Rate	0.745%	3/18/2025	1,949	20	—	20
Goldman Sachs International	Receive	6-Month EURIBOR	0.093%	3/18/2030	EUR11,343	342	—	342
Goldman Sachs International	Pay	6-Month Japanese Yen LIBOR	0.100%	3/18/2030	JPY5,609	18	—	18
Goldman Sachs International	Receive	6-Month Japanese Yen LIBOR	0.306%	3/18/2040	2,979	(13)	—	(13)
Goldman Sachs International	Receive	6-Month Prague Interbank Offered Rate	1.270%	3/19/2030	CZK2,665	12	—	12
Goldman Sachs International	Pay	6-Month Warsaw Interbank Offered Rate	1.760%	3/18/2022	PLN24,587	(10)	—	(10)
Goldman Sachs International	Receive	6-Month Warsaw Interbank Offered Rate	1.785%	3/18/2025	10,587	12	—	12
Morgan Stanley & Co. International plc	Pay	7-Day China Fixing Repo Rates	2.856%	3/18/2025	CNY16,785	(115)	—	(115)
						$(140)	$—	$(140)

The following written options were outstanding at December 31, 2019 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
EUR versus HUF	Citibank N.A.	Put	4,040,000	4,040	January 2020	$319.68	$18	$—	*
	Barclays Capital, Inc.	Call	500,000	500	February 2020	331.19	9	(4)
GBP versus USD	Barclays Capital, Inc.	Put	11,662,000	11,662	January 2020	1.05	74	—	*
	Morgan Stanley & Co., Inc.	Put	8,880,000	8,880	February 2020	1.25	70	(7)
	Morgan Stanley & Co., Inc.	Call	8,880,000	8,880	February 2020	1.33	54	(91)
	Goldman Sachs International	Call	11,564,000	11,564	February 2020	1.44	28	(1)
USD versus TRY	Morgan Stanley & Co., Inc.	Put	2,215,000	2,215	March 2020	5.82	17	(15)
USD versus ZAR	Morgan Stanley & Co., Inc.	Put	8,870,000	8,870	February 2020	14.40	84	(287)

							$354	$(405)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$3	$179	$—
Corporate Debt Securities	—	54,985	—
Other Government Securities	—	101,777	—
United States Government Obligations	—	29,925	—
Short-Term Securities	4,912	15,908	—

Total	$4,915	$202,774	$—

Forward Foreign Currency Contracts	$—	$490	$—
Futures Contracts	$569	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$907	$—

Liabilities
Centrally Cleared Credit Default Swaps	$119	$270	$—
Over the Counter Credit Default Swaps	$—	$557	$—
Forward Foreign Currency Contracts	$—	$1,142	$—
Futures Contracts	$175	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$1,047	$—
Written Options	$—	$405	$—

The following acronyms are used throughout this schedule:

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$203,082

Gross unrealized appreciation	6,801

Gross unrealized depreciation	(2,194)

Net unrealized appreciation	$4,607